SHORT-TERM INVESTMENTS	12 Months Ended
Dec. 31, 2019
SHORT-TERM INVESTMENTS
SHORT-TERM INVESTMENTS

14.     SHORT-TERM INVESTMENTS

Short-term investments represent investments in loans and time deposits, which have original maturities of longer than three months and are repayable in less than twelve months, as well as investment in debt and equity securities. Deposits, loans and debt securities are carried at amortized cost as they are held to collect contractual cash flows in the form of payments of principal and interest. Assets in Sistema Capital trust management as well as mutual funds are carried at fair value through profit and loss  (“FVTPL”), as this portfolio of assets is neither held to collect contractial cash flows nor held both to collect contractual cash flows and to sell financial assets.

Short-term investments are presented net of allowance for expected credit losses (“ECL”).

Loans to customers issued by MTS Bank are presented separately within Bank deposits and loans in the accompanying consolidated statements of financial position.

The Group’s short-term investments comprised the following:

		December 31,
	Category	2019	2018
Mutual funds (Notes 30)	At FVTPL	9,349	—
Assets in Sistema-Capital trust management (Notes 27, 30)	At FVTPL	8,195	11,644
Notes / loans	At amortized cost	6,376	22,241
Deposits	At amortized cost	1,699	14,388
Other		—	70
Short-term investments, gross		25,619	48,343
Allowance for ECL		(1)	(480)
Total short-term investments		25,618	47,863